S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 14, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our initial shareholders, including our sponsor, and our directors and officers, has agreed to certain restrictions on such party’s ability to transfer, assign or sell the founder shares and private placement shares to unaffiliated parties, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) 180 days after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub- divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day at least 90 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Crestone Strategic Capital Limited Hongtao Sun Wenxi He Oscar Sanz Paris Lincoln Teo Choong Han Aleksandar Georgiev Keratsinov	Transfers permitted (a) to the Company’s officers or directors, any affiliates or family members of any of the Company’s officers or directors, any members or partners of the Sponsor or their affiliates, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of an initial Business Combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of the Company’s liquidation prior to the Company’s completion of an initial Business Combination; (g) by virtue of the laws of the British Virgin Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of an initial Business Combination; (i) in the event of the Company’s liquidation prior to the consummation of an initial Business Combination; or (j) in the event of the Company’s completion of a liquidation, merger, capital share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property subsequent to the Company’s completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (e) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Private placement shares	Until 30 days after the completion of our initial business combination.	Crestone Strategic Capital Limited	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Hongtao Sun	KX Power Limited	Renewable energy & power generation asset	Chief Technology Officer
Wenxi He	KX Power Limited	Renewable energy & power generation asset	Chief Investment Officer
	Metal Sky Star Acquisition Corporation	Special Purpose Acquisition Company	Chief Executive Officer, Chief Financial Officer, and Chairwoman
	DT Cloud Acquisition Corporation	Special Purpose Acquisition Company	Independent Director
Oscar Sanz Paris	CQUR Bank	Banking	Deputy CEO & Chief Commercial Officer
Lincoln Teo Choong Han	Intelligence Wise (iWise)	Corporate data exchange	Founder
	ZERO13	Renewable Energy	Managing Director
Aleksandar Georgiev Keratsinov	ContourGlobal	Renewable Energy	Senior Project Manager